Income taxes	6 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Income taxes
11. Income taxes
The following table presents the components of Income tax expense for the six months ended September 30, 2024 and 2025:

	Six months ended September 30,
	2024	2025

	(in millions of yen)
Current tax expense	199,921	206,244
Deferred tax expense	28,554	81,359

Total income tax expense	228,475	287,602

The preceding table does not reflect the tax effects of items recorded directly in Equity for the six months ended September 30, 2024 and 2025. The detailed amounts recorded directly in Equity are as follows:

	Six months ended September 30,
	2024	2025

	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	(3,600)	(9,388)
Less: reclassification adjustments	(798)	(1,316)

Total	(4,399)	(10,703)

Foreign currency translation adjustments:
Unrealized gains (losses)	—	(1,416)
Less: reclassification adjustments	—	—

Total	—	(1,416)

Defined benefit plan adjustments:
Unrealized gains (losses)	2,676	5,194
Less: reclassification adjustments	(6,696)	(6,232)

Total	(4,020)	(1,038)

Own credit risk adjustments:
Unrealized gains (losses)	2,887	472
Less: reclassification adjustments	128	(1)

Total	3,015	471

Total tax effect before allocation to noncontrolling interests	(5,403)	(12,686)

The statutory tax rate was 30.62% as of both September 30, 2024 and 2025. The effective tax rates, 29.42% and 23.93
% for the six months ended September 30, 2024 and 2025, respectively, differed from the statutory tax rates. The difference between the tax rates for the six months ended September 30, 2024 was immaterial. The difference between the tax rates for the six months ended September 30, 2025 resulted mainly from the effect of noncontrolling interest income of consolidated VIEs.
At September 30, 2025, the MHFG Group had net operating loss carryforwards totaling ¥400 billion.
The total amount of unrecognized tax benefits was ¥5,342 million at September 30, 2025, which would, if recognized, affect the Group’s effective tax rate. The Group classifies interest and penalties accrued relating to unrecognized tax benefits as Income tax expense.

An immaterial portion of unrecognized tax benefits at March 31, 2025 was resolved in the six months period ended September 30, 2025. The amount of additional unrecognized tax benefits for the period was also immaterial. The MHFG Group does not anticipate that increases or decreases of unrecognized tax benefits within the next twelve months would have a material effect on its consolidated results of operations or financial condition.